VEST U.S. LARGE CAP 20% BUFFER STRATEGIES FUND

Schedule of Investments

January 31, 2026 (unaudited)

105.34%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
103.00%
	CALL
	SPDR S&P 500 ETF	862	59,647,814	0.02	04/21/2027 $	59,347,556
	SPDR S&P 500 ETF	1,082	74,871,154	0.02	05/19/2027	74,516,260
	SPDR S&P 500 ETF	82	5,674,154	0.02	07/21/2027	5,642,380
	(Cost: $104,062,485)					139,506,196
2.34%	PUT
	SPDR S&P 500 ETF	169	11,694,293	685.39	01/20/2027	626,340
	SPDR S&P 500 ETF	169	11,694,293	612.93	02/19/2026	8,593
	SPDR S&P 500 ETF	169	11,694,293	567.12	03/19/2026	17,423
	SPDR S&P 500 ETF	169	11,694,293	525.65	04/15/2026	22,287
	SPDR S&P 500 ETF	169	11,694,293	597.43	06/17/2026	122,799
	SPDR S&P 500 ETF	169	11,694,293	624.21	07/15/2026	202,769
	SPDR S&P 500 ETF	169	11,694,293	638.1	08/19/2026	278,206
	SPDR S&P 500 ETF	169	11,694,293	665.16	10/21/2026	444,215
	SPDR S&P 500 ETF	169	11,694,293	662.62	11/18/2026	463,327
	SPDR S&P 500 ETF	169	11,694,293	671.39	12/16/2026	526,666
	SPDR S&P 500 ETF	169	11,694,293	582.85	05/20/2026	78,078
	SPDR S&P 500 ETF	169	11,694,293	659.17	09/16/2026	377,186
	(Cost: $6,470,956)					3,167,889
105.34%	TOTAL OPTIONS PURCHASED					142,674,085
	(Cost: $110,533,441)
1.86%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 3.490%(B)			2,516,033		2,516,033
	(Cost: $2,516,033)
107.20%	TOTAL INVESTMENTS					145,190,118
	(Cost: $113,049,474)
(7.20%)	Liabilities in excess of other assets					(9,749,332)
100.00%	NET ASSETS					$135,440,786

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2026

See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 20% BUFFER STRATEGIES FUND

Schedule of Options Written

January 31, 2026 (unaudited)

(7.22%) OPTIONS WRITTEN

	Number of	Notional	Excercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(6.51%) CALL
SPDR S&P 500 ETF	169	(11,694,293)	753.21	01/20/2027 $	(418,599)
SPDR S&P 500 ETF	169	(11,694,293)	674.13	02/18/2026	(390,222)
SPDR S&P 500 ETF	169	(11,694,293)	626.87	03/19/2026	(1,203,282)
SPDR S&P 500 ETF	169	(11,694,293)	592.01	04/15/2026	(1,797,259)
SPDR S&P 500 ETF	169	(11,694,293)	663.33	06/17/2026	(894,143)
SPDR S&P 500 ETF	169	(11,694,293)	688.1	07/15/2026	(642,714)
SPDR S&P 500 ETF	169	(11,694,293)	700.12	08/19/2026	(598,220)
SPDR S&P 500 ETF	169	(11,694,293)	722.09	09/16/2026	(447,557)
SPDR S&P 500 ETF	169	(11,694,293)	732.47	10/21/2026	(421,942)
SPDR S&P 500 ETF	169	(11,694,293)	733.82	11/18/2026	(466,284)
SPDR S&P 500 ETF	169	(11,694,293)	739.33	12/16/2026	(473,568)
SPDR S&P 500 ETF	169	(11,694,293)	646.58	05/20/2026	(1,056,715)
(Premiums Received: $4,710,374)					(8,810,505)
(0.71%) PUT
SPDR S&P 500 ETF	169	(11,694,293)	548.31	01/20/2027	(206,427)
SPDR S&P 500 ETF	169	(11,694,293)	490.34	02/18/2026	(1,022)
SPDR S&P 500 ETF	169	(11,694,293)	453.7	03/18/2026	(4,135)
SPDR S&P 500 ETF	169	(11,694,293)	420.52	04/15/2026	(7,618)
SPDR S&P 500 ETF	169	(11,694,293)	477.94	06/17/2026	(35,829)
SPDR S&P 500 ETF	169	(11,694,293)	499.37	07/15/2026	(55,572)
SPDR S&P 500 ETF	169	(11,694,293)	510.48	08/19/2026	(78,530)
SPDR S&P 500 ETF	169	(11,694,293)	527.34	09/16/2026	(106,908)
SPDR S&P 500 ETF	169	(11,694,293)	532.13	10/21/2026	(132,358)
SPDR S&P 500 ETF	169	(11,694,293)	530.1	11/18/2026	(144,911)
SPDR S&P 500 ETF	169	(11,694,293)	537.11	12/16/2026	(169,565)
SPDR S&P 500 ETF	169	(11,694,293)	466.28	05/20/2026	(23,321)
(Premiums Received: $2,219,627)					(966,196)
(7.22%) TOTAL OPTIONS WRITTEN					$(9,776,701)
(Premiums Received: $6,930,001)

TERMINATE

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
OPTIONS PURCHASED	$-	$142,674,085	$-	$142,674,085
MONEY MARKET FUND	2,516,033	-	-	2,516,033
TOTAL INVESTMENTS	$2,516,033	$142,674,085	$-	$145,190,118

OPTIONS WRITTEN		(9,776,701)		(9,776,701)
TOTAL SHORT INVESTME	$-	$(9,776,701)	$-	$(9,776,701)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $106,119,473, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,708,086
Gross unrealized depreciation	(7,414,142)
Net unrealized appreciation	$29,293,944